PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets
	As of December 31
	2012	2013
Amounts due from employees	151	270
Prepayments to suppliers and other third parties	2,822	4,274
Prepaid expenses	319	927
Other receivables	1,517	2,046
	4,809	7,517